Income Taxes - Tax Expense Benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes
Current Tax	¥ 324,620	$ 49,750	¥ 282,422	¥ 246,079
Deferred Tax	(66,160)	(10,139)	(62,397)	(23,759)
Total	¥ 258,460	$ 39,611	¥ 220,025	¥ 222,320